Significant Accounting Policies and Judgments (Tables)	12 Months Ended
Jun. 30, 2019
Accounting policies, accounting estimates and errors [Abstract]
Major Subsidiaries Over Which the Company Has Control
The Company’s principal wholly owned subsidiaries are as follows:

Major subsidiaries	Percentage Ownership	Functional Currency
1769474 Alberta Ltd. (“1769474”)	100%	Canadian Dollar
2105657 Alberta Inc. (“2105657”)	100%	Canadian Dollar
Aurora Cannabis Enterprises Inc. (“ACE”)	100%	Canadian Dollar
Aurora Deutschland GmbH (“Aurora Deutschland”)	100%	European Euro
Aurora Nordic Cannabis A/S (“Aurora Nordic”)	51%	Danish Krone
CanniMed Therapeutics Inc. (“CanniMed”)	100%	Canadian Dollar
H2 Biopharma Inc. (“H2” or “Aurora Eau”)	100%	Canadian Dollar
ICC Labs Inc. (“ICC”)	100%	U.S. Dollar
MedReleaf Corp. (“MedReleaf”)	100%	Canadian Dollar
Peloton Pharmaceuticals Inc. (“Peloton” or “Aurora Vie”)	100%	Canadian Dollar

Classification of Financial Instruments Under IAS 39 and IFRS 9
The following table summarizes the classification of the Company’s financial instruments under IAS 39 and IFRS 9:

	IAS 39 Classification	IFRS 9 Classification

Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Restricted cash	Loans and receivables	Amortized cost
Short-term investments	Loans and receivables	Amortized cost
Accounts receivable excluding taxes receivable	Loans and receivables	Amortized cost
Marketable securities	Available-for-sale	FVTOCI
Derivatives	FVTPL	FVTPL

Financial liabilities
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Loans and borrowings	Amortized cost	Amortized cost
Convertible debentures	Amortized cost	Amortized cost
Contingent consideration payable	FVTPL	FVTPL
Derivative liability	FVTPL	FVTPL